Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total		Temporary Equity [Member] Convertible Preferred Stock [Member]
Balance at Dec. 31, 2023	$ 3		$ 1		$ 103,292		$ 76	$ (117,053)	$ (13,681)
Balance, shares at Dec. 31, 2023	22,459,576		146,196
Stock based compensation related to options granted to employees and non-employees					961				961
Exercise of options and vesting of early exercise
Exercise of options and vesting of early exercise, shares			1,989
Issuance of common shares					3,000				3,000
Issuance of common shares, shares	2,050,896
Issuance of Series CF preferred stock					4,256				4,256
Issuance of Series CF preferred stock, shares	2,049,794
Foreign currency translation adjustments, net of tax							(32)		(32)
Net income								(11,017)	(11,017)
Balance at Dec. 31, 2024	$ 3		$ 1		111,509		44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024	26,560,266		148,185
Stock based compensation related to options granted to employees and non-employees					82				82
Exercise of options and vesting of early exercise				[1]		[1]				[1]
Exercise of options and vesting of early exercise, shares			31
Issuance of Series CF preferred stock		[1]			2,476				2,476
Issuance of Series CF preferred stock, shares	1,033,601
Foreign currency translation adjustments, net of tax							(17)		(17)
Net income								(2,162)	(2,162)
Balance at Mar. 31, 2025	$ 3		$ 1		114,067		27	(130,232)	(16,134)
Balance, shares at Mar. 31, 2025	27,593,867		148,216
Balance at Dec. 31, 2024	$ 3		$ 1		111,509		44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024	26,560,266		148,185
Net income									(5,197)
Redemption of Series G convertible preferred stock
Balance at Jun. 30, 2025	$ 3		$ 1		115,057		(14)	(133,267)	(18,220)		$ 2,746
Balance, shares at Jun. 30, 2025	27,888,477		158,239								329,671
Balance at Dec. 31, 2024	$ 3		$ 1		111,509		44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024	26,560,266		148,185
Stock based compensation related to options granted to employees and non-employees					615				615
Exercise of options and vesting of early exercise
Exercise of options and vesting of early exercise, shares			45
Issuance of Series CF preferred stock					2,753				2,753
Issuance of Series CF preferred stock, shares	1,318,671
Foreign currency translation adjustments, net of tax							(114)		(114)
Net income								(10,549)	(10,549)
Issuance of common shares for service					533				533
Issuance of common shares for service, shares			11,483
Issuance of Series C convertible preferred stock- net of issuance costs											$ 2,746
Issuance of Series C convertible preferred stock- net of issuance costs, shares											329,671
Issuance of Series D convertible preferred stock- net of issuance costs											$ 1,815
Issuance of Series D convertible preferred stock- net of issuance costs, shares											225,276
Issuance of Series F preferred stock
Issuance of Series F preferred stock, shares	10,000		(167)
Issuance of Series CF-2 Preferred Stock					762				762
Issuance of Series CF-2 Preferred Stock, shares	212,033
Issuance of Series E Preferred Stock											$ 6,828
Issuance of Series E Preferred Stock, shares											682,770
Conversion of B-2 Preferred Stock into Common Stock	$ (1)								(1)
Conversion of B-2 Preferred Stock into Common Stock, shares	(7,025,651)		351,283
Conversion of CF-1 and CF2 Preferred Stock into Common Stock non-voting
Issuance of Series CF-1 preferred stock, shares	(3,580,499)		179,025
Common Stock Dividend					384			(384)
Common Stock Dividend, shares			4,968
Cash Dividend								(149)	(149)
Balance at Dec. 31, 2025	$ 2		$ 1		116,556		(70)	(139,152)	(22,663)		$ 11,389
Balance, shares at Dec. 31, 2025	17,494,820		694,822								1,237,717
Balance at Mar. 31, 2025	$ 3		$ 1		114,067		27	(130,232)	(16,134)
Balance, shares at Mar. 31, 2025	27,593,867		148,216
Stock based compensation related to options granted to employees and non-employees					280				280
Issuance of common shares					433				433
Issuance of common shares, shares			10,190
Issuance of Series CF preferred stock		[1]			277				277
Issuance of Series CF preferred stock, shares	284,610
Foreign currency translation adjustments, net of tax							(41)		(41)
Net income								(3,035)	(3,035)
Issuance of Series C convertible preferred stock- net of issuance costs											$ 2,746
Issuance of Series C convertible preferred stock- net of issuance costs, shares											329,671
Issuance of Series F preferred stock		[1]		[1]
Issuance of Series F preferred stock, shares	10,000		(167)
Balance at Jun. 30, 2025	$ 3		$ 1		115,057		(14)	(133,267)	(18,220)		$ 2,746
Balance, shares at Jun. 30, 2025	27,888,477		158,239								329,671
Balance at Dec. 31, 2025	$ 2		$ 1		116,556		(70)	(139,152)	(22,663)		$ 11,389
Balance, shares at Dec. 31, 2025	17,494,820		694,822								1,237,717
Stock based compensation related to options granted to employees and non-employees					203				203
Exercise of options and vesting of early exercise				[1]						[1]
Exercise of options and vesting of early exercise, shares			5
Foreign currency translation adjustments, net of tax							(27)		(27)
Net income								(6,703)	(6,703)
Issuance of common shares for service				[1]	2,035				2,035
Issuance of common shares for service, shares			8,099
Issuance of Series D convertible preferred stock- net of issuance costs											$ 2,679
Issuance of Series D convertible preferred stock- net of issuance costs, shares											324,175
Conversion of B-2 Preferred Stock into Common Stock		[1]		[1]						[1]
Conversion of B-2 Preferred Stock into Common Stock, shares	(607,775)		30,389
Common Stock Dividend				[1]	85			(85)		[1]
Common Stock Dividend, shares			1,106
Cash Dividend								(136)	(136)
Issuance of common shares related to direct listing				[1]		[1]				[1]
Issuance of common shares related to direct listing, shares			20,911
Exercise of Common Warrants to Common Stock				[1]	20				20
Exercise of Common Warrants to Common Stock, shares			224
Conversion of Series E Preferred Stock into Common Stock				[1]	6,829				6,829		$ (6,828)
Conversion of Series E Preferred Stock into Common Stock, shares			73,893								(682,770)
Exercise of Series D Common Warrants into Common Stock - net of issuance costs				[1]	93				93
Exercise of Series D Common Warrants into Common Stock - net of issuance costs, shares			405
Conversion of Series D Convertible Preferred Stock into Common Stock				[1]	196				196		$ (196)
Conversion of Series D Convertible Preferred Stock into Common Stock, shares			972								(24,000)
Exercise of Series C Common Warrants into Common Stock - net of issuance costs				[1]	3,121				3,121
Exercise of Series C Common Warrants into Common Stock - net of issuance costs, shares			51,667
Conversion of Series C Convertible Preferred Stock into Common Stock				[1]	2,309				2,309		$ (2,309)
Conversion of Series C Convertible Preferred Stock into Common Stock, shares			68,387								(277,171)
Conversion of B-3 Preferred Stock into Common Stock		[1]		[1]						[1]
Conversion of B-3 Preferred Stock into Common Stock, shares	(2,057,103)		102,855
Direct Listing Costs					(250)				(250)
Conversion of promissory notes into Series G convertible preferred stock- net of issuance costs, shares											366,941
RedemptionOfSeriesGConvertiblePreferredStock, shares											(123,096)
Balance at Mar. 31, 2026	$ 2		$ 1		131,197		(97)	(146,076)	(14,973)		$ 4,735
Balance, shares at Mar. 31, 2026	14,829,942		1,053,735								577,951
Balance at Dec. 31, 2025	$ 2		$ 1		116,556		(70)	(139,152)	(22,663)		$ 11,389
Balance, shares at Dec. 31, 2025	17,494,820		694,822								1,237,717
Net income									$ (11,473)
Issuance of common shares for service, shares									50,908
Redemption of Series G convertible preferred stock									$ 1,220
Balance at Jun. 30, 2026	$ 2		$ 1		137,681		(111)	(150,979)	(13,406)		$ 7,153
Balance, shares at Jun. 30, 2026	14,651,864		1,498,664								821,796
Balance at Mar. 31, 2026	$ 2		$ 1		131,197		(97)	(146,076)	(14,973)		$ 4,735
Balance, shares at Mar. 31, 2026	14,829,942		1,053,735								577,951
Stock based compensation related to options granted to employees and non-employees					364				364
Foreign currency translation adjustments, net of tax							(14)		(14)
Net income								(4,772)	(4,772)
Issuance of common shares for service				[1]	436				436
Issuance of common shares for service, shares			42,809
Cash Dividend								(131)	(131)
Exercise of Common Warrants to Common Stock				[1]	1				1
Exercise of Common Warrants to Common Stock, shares			7
Exercise of Series D Common Warrants into Common Stock - net of issuance costs				[1]	1,654				1,654
Exercise of Series D Common Warrants into Common Stock - net of issuance costs, shares			71,300
Conversion of B-3 Preferred Stock into Common Stock		[1]		[1]						[1]
Conversion of B-3 Preferred Stock into Common Stock, shares	(178,078)		8,904
Issuance of Common Stock under Equity Line of Credit - net of issuance costs				[1]	4,029				4,029
Issuance of Common Stock under Equity Line of Credit - net of issuance costs, shares			321,909
Conversion of promissory notes into Series G convertible preferred stock- net of issuance costs											3,638
Conversion of promissory notes into Series G convertible preferred stock- net of issuance costs, shares
Redemption of Series G convertible preferred stock											(1,220)
Balance at Jun. 30, 2026	$ 2		$ 1		$ 137,681		$ (111)	$ (150,979)	$ (13,406)		$ 7,153
Balance, shares at Jun. 30, 2026	14,651,864		1,498,664								821,796

[1]	Represents less than $1